Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition and Sales Inducement Costs

10. Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$132,614	$136,377	$172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)

Balance, end of year	$130,201	$132,614	$136,377

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$2,019	$2,024	$11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)

Balance, end of year	$1,717	$2,019	$2,024